Post-employment and Other Employee-related Liabilities Estimated Amounts that will be Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost (Income) (Details)
$ in Millions
12 Months Ended
Dec. 31, 2015 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial loss	$ 2.7
Prior service credit	0.0
Total	2.7
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial loss	0.0
Prior service credit	(0.7)
Total	$ (0.7)